Fresh Start Reporting (Detail) - Successor - USD ($) $ in Millions		3 Months Ended		9 Months Ended
	Oct. 03, 2016	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017
Notes, loans and other debt	$ 31,668
Accrued interest on notes, loans and other debt	646
Net liability under terminated TCEH interest rate swap and natural gas hedging agreements	1,243
Trade accounts payable and other expected allowed claims	192
Liabilities subject to compromise	33,757		$ 0
Fair value of equity issued to TCEH first lien creditors	(7,741)
TRA Rights issued to TCEH first lien creditors	(574)
Cash distributed and accruals for TCEH first lien creditors	(377)
Cash distributed for TCEH unsecured claims	(502)		0
Cash distributed and accruals for TCEH administrative claims	(60)
Settlement of affiliate balances	(99)
Net liabilities of contributed entities and other items	(60)
Gain on extinguishment of LSTC	24,344	$ (21)	$ 0	$ 0
Third Parties [Member]
Liabilities subject to compromise	33,749
EFH Entities [Member]
Liabilities subject to compromise	$ 8